Remeasurement items affecting operating profit - Remeasurement Items (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Remeasurement items
Impairment loss	R 17,028	R 21,836	R 76,035
Reversal of impairment loss	(220)	(1,178)	(1,149)
Loss/(profit) on disposals	510	(1,311)	480
Write-off of unsuccessful exploration wells	2	298	48
Remeasurement items per income statement	17,320	19,645	75,414
Tax impact	(4,738)	(4,761)	(18,361)
Tax impact of impairment of assets	(4,643)	(4,715)	(18,157)
Tax impact of reversal of impairment of assets	51	2
Tax impact of loss on disposals and scrapping	(146)	(47)	(204)
Tax impact of write-off of unsuccessful exploration wells		(1)
Non-controlling interest effect	(260)	(665)	(1,262)
Effect of remeasurement items for equity accounted investments	36	5	(7)
Total remeasurement items for the Group, net of tax	12,358	14,224	55,784
Property, plant and equipment
Remeasurement items
Impairment loss	16,166	21,269	75,112
Reversal of impairment loss	(220)	(1,029)	(1,149)
Property plant and equipment disposed by sale
Remeasurement items
Loss/(profit) on disposals	(172)	(47)	(127)
Property plant and equipment scrapped
Remeasurement items
Loss/(profit) on disposals	603	104	765
Right of use assets
Remeasurement items
Impairment loss	338	532	166
Reversal of impairment loss		(149)
Other intangible assets and goodwill
Remeasurement items
Impairment loss	62	35	757
Equity accounted investments
Remeasurement items
Impairment loss	462
Other intangible assets
Remeasurement items
Loss/(profit) on disposals	(3)
Other assets
Remeasurement items
Loss/(profit) on disposals		(23)	(8)
Businesses disposed of
Remeasurement items
Loss/(profit) on disposals	R 82	(1,345)	R (150)
Gain on remeasurement of contingent consideration from Uzbekistan GTL LLC disposal		R (1,428)